VANECK RUSSIA ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 0.0%
Banks : 0.0%
Sberbank of Russia PJSC 46,050,016 $ 0
VTB Bank PJSC * 66,877,350,000 0
0
Consumer Discretionary Distribution &
Retail : 0.0%
Ozon Holdings Plc (ADR) * † 479,481 0
Underline
Energy : 0.0%
Gazprom PJSC * 45,772,138 0
LUKOIL PJSC 2,063,982 0
Novatek PJSC 7,452,940 0
Rosneft Oil Co. PJSC 16,922,345 0
Surgutneftegas PJSC 125,211,510 0
Surgutneftegas PJSC (ADR) * 1,364,815 0
Tatneft PJSC (ADR) * 3,393,156 0
0
Financial Services : 0.0%
Moscow Exchange MICEX-RTS
PJSC 17,946,312 0
Underline
Materials : 0.0%
Alrosa PJSC 33,188,190 0
Evraz Plc * 266,000 0
MMC Norilsk Nickel PJSC 529,178 0
MMC Norilsk Nickel PJSC
(ADR) * 4 0
Novolipetsk Steel PJSC * 22,272,460 0
PhosAgro PJSC 705,974 0
PhosAgro PJSC (GDR) 13,644 0
Polyus PJSC (GDR) * 1,155,875 0
Raspadskaya OJSC * 730,890 0
Severstal PAO (GDR) * 3,405,164 0
0
Media & Entertainment : 0.0%
VK IPJSC (GDR) * 2,338,938 0
Underline
Telecommunication Services : 0.0%
Mobile TeleSystems PJSC 14,853,038 0
Number
of Shares Value
Telecommunication Services (continued)
Rostelecom PJSC 13,944,591 $ 0
0
Utilities : 0.0%
Inter RAO UES PJSC 482,502,010 0
Irkutsk Electronetwork Co.
JSC * 7,410,870 0
0
Total Common Stocks
(Cost: $1,470,142,053) 0
PREFERRED SECURITIES: 0.0%
(Cost: $46,034,628)
Energy : 0.0%
Transneft PJSC 2,097,200 0
Underline
MONEY MARKET FUND: 99.8%
(Cost: $98,389,025)
State Street Institutional
Treasury Plus - Institutional
Class 98,389,025 98,389,025
Underline
Total Investments Before Collateral for
Securities Loaned: 99.8%
(Cost: $1,614,565,706) 98,389,025
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 2.2%
Money Market Fund: 2.2%
(Cost: $2,122,156)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 2,122,156 2,122,156
Total Investments: 102.0%
(Cost: $1,616,687,862) 100,511,181
Liabilities in excess of other assets: (2.0)% (1,968,813)
NET ASSETS: 100.0% $ 98,542,368
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is 0.